Debt, Description of debt (Details) (USD $)			12 Months Ended									8 Months Ended	12 Months Ended		4 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Senior Notes due 2017, 8.0% [Member]	Dec. 31, 2012 Senior Notes due 2018, $3,240 million, 11.0% [Member]	Dec. 31, 2012 Senior Notes due 2017 and 2018 [Member]	Dec. 31, 2012 Senior Notes due 2019, $2,000 million, 5.0% [Member]	Dec. 31, 2012 Senior Notes due 2024, $1,000 million, 5.75% [Member]	Dec. 31, 2012 Senior Notes due 2021, $1,000 million, 6.0% [Member]	Dec. 31, 2012 Senior Revolving Credit Facility [Member]	Dec. 31, 2012 ABLCredit Facility [Member]	Dec. 31, 2012 U.S. Receivables Securitization Facility [Member]	Dec. 31, 2010 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Apr. 30, 2010 Predecessor [Member]
Aggregate maturities of debt during the next five years and thereafter [Abstract]
2013	$ 96,000,000
2014	1,000,000
2015	1,000,000
2016	1,000,000
2017	1,000,000
Aggregate maturities of debt after 2017	4,300,000,000
Long-term debt disclosures [Abstract]
Issuance date						April 2012	April 2012	November 2011
Interest rate (in hundredths)			8.00%	11.00%		5.00%	5.75%	6.00%
Repayments of debt			755,000,000	1,921,000,000	2,676,000,000
Premiums					294,000,000
Capitalized unamortized debt issuance costs written off					18,000,000					17,000,000		18,000,000	34,000,000	31,000,000	0
Guarantees release date						June 15, 2012	June 15, 2012	June 15, 2012
Face Value						2,000,000,000	1,000,000,000	1,000,000,000
Maturity year						2019	2024	2021
Issuance price ratio (in hundredths)						100.00%	100.00%
Issuance of long-term debt												0	3,000,000,000	1,000,000,000	3,242,000,000
Aggregate amount of special dividends paid								2,600,000,000
Dividend declared for shareholders of record, date								Nov. 25, 2011
Short-term debt disclosures [Abstract]
Agreement date									May 2012		September 2012
Borrowing capacity description									The facility may be used for dollar and euro denominated borrowings and includes supporting up to $700 million of dollar and euro denominated letters of credit.
Maximum borrowing capacity									2,000,000,000		1,000,000,000
Maximum borrowing capacity after allowed future increases									2,500,000,000
Current availability under facility									1,949,000,000		916,000,000
Terms of debt covenants									In addition, we are required to maintain a specified interest coverage ratio of 3.00 to 1.00 or more and a consolidated leverage ratio of 3.50 to 1.00 or less as of the last day of each fiscal quarter.		We are required to maintain a leverage ratio at the end of every fiscal quarter of 3.50 to 1.00 or less for the period covering the most recent four quarters. Performance obligations under the facility are guaranteed by our parent company.
Outstanding letters of credit									48,000,000
Maximum allowed letters of credit											200,000,000
Amortization of debt issuance costs												$ 41,000,000	$ 58,000,000	$ 61,000,000	$ 307,000,000
Weighted average interest rate	3.30%	3.90%